CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Current assets
Equipment, net of accumulated depreciation	$ 60,997	$ 53,181	$ 39,255
Current liabilities
Bridge note payable, Discount			74,702
Convertible notes payable, Discount	$ 914,762	$ 413,377	$ 1,650,120
Stockholders' equity
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	36,250,544	34,329,691	28,500,221
Common stock, shares outstanding	36,250,544	34,329,691	28,500,221